Assets pledged - Carrying amount of the assets pledged as security against liabilities (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 146,139	£ 191,878
Trading portfolio assets [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	63,373	73,899
Financial assets at fair value through the income statement [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	7,450	4,798
Financial assets at fair value through other comprehensive income [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	9,179	0
Financial assets at amortised cost [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	12,597	41,772
Cash collateral and settlement balances [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	53,540	56,351
Financial Investments [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 0	£ 15,058